Consolidated Balance Sheet Components (Details) - Schedule of property and equipment - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 6,334	$ 6,744
Less: accumulated depreciation	(4,845)	(4,769)
Property and equipment, net	1,489	1,975
Tablets [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,726	5,663
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	604	519
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4	$ 562